Expense Example	Oct. 28, 2026 USD ($)
DGI Balanced Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
DGI Balanced Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
DGI Balanced Fund | Class NT
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
DGI Balanced Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	505
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,163
DGI Balanced Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	820
Expense Example, with Redemption, 5 Years	1,333
Expense Example, with Redemption, 10 Years	2,739
DGI Balanced Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
DGI U.S. Government Money Market Fund | Class A Withholding
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	511
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	511
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	458
DGI U.S. Government Money Market Fund | Class I Withholding
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 458